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This is filed pursuant to Rule 497(e).
File Nos. 333-37177 and 811-08403.



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ALLIANCE CAPITAL [LOGO] (R)


                                   ALLIANCE INSTITUTIONAL FUNDS
                             Alliance Quasar Institutional Fund
________________________________________________________________

Supplement dated April 12, 2000 to the Prospectus and Application dated March 1, 2000 of Alliance Institutional Funds.


This Supplement supersedes certain information under the heading "Management of the Funds -- Portfolio Manager". Bruce Aronow is now Portfolio Manager of Alliance Quasar Insitutional Fund. Mr. Aronow is a Vice President of Alliance Capital Management Corporation, the sole general partner of Alliance, with which he has been associated since 1999. Prior thereto, he was a Vice President at Invesco since 1998, a Vice President at LGT Asset Management since 1996 and a Vice President at Chancellor Capital Management since before 1995.

        _________________________________________________

You should retain this Supplement with your Prospectus for future reference.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.

























00250237.AO3